COMMITMENTS AND CONTINGENCIES (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 7. COMMITMENTS AND CONTINGENCIES
Registration Rights
Pursuant to a registration rights agreement entered into on September 17, 2020, the holders of the Founder Shares, Private Placement Warrants and warrants issued upon conversion of Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans) are entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion into shares of Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Sale of Units to Related Party
Millais Limited, the indirect majority owner of the Company’s Sponsor, purchased 1,138,500 Units sold in the Initial Public Offering at $10.00 per Unit, or $11,358,000 in the aggregate.
Underwriting Agreement
The underwriter is entitled a deferred fee of 3.5% of the gross proceeds from the Units sold in the Initial Public Offering, or $4,628,750 in the aggregate. The deferred fee will be forfeited by the underwriter solely in the event that the Company fails to complete a Business Combination, subject to the terms of the underwriting agreement. The underwriter did not receive any underwriting discount or commissions on Units purchased by Millais Limited, the indirect majority owner of the Company’s sponsor.

NOTE 6. COMMITMENTS
Registration Rights
Pursuant to a registration rights agreement entered into on September 17, 2020, the holders of the Founder Shares, Private Placement Warrants and warrants issued upon conversion of Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans) are entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion into shares of Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Sale of Units to Related Party
Millais Limited, the indirect majority owner of the Company’s Sponsor, purchased 1,138,500 Units sold in the Initial Public Offering at $10.00 per Unit, or $11,358,000 in the aggregate.
Underwriting Agreement
The underwriter is entitled a deferred fee of 3.5% of the gross proceeds from the Units sold in the Initial Public Offering, or $4,628,750 in the aggregate. The deferred fee will be forfeited by the underwriter solely in the event that the Company fails to complete a Business Combination, subject to the terms of the underwriting agreement. The underwriter did not receive any underwriting discount or commissions on Units purchased by Millais Limited, the indirect majority owner of the Company’s sponsor.